UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017

13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756

Signature, Place and Date of Signing:


  /s/ Wayne Cooperman           New York, New York            February 12, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total:  $1,325,021
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1.        028-10571                     Cobalt Offshore Fund Limited

2.        028-10572                     Cobalt Partners, L.P.

3.                                      Cobalt Partners II, L.P.
          --------------------          -----------------------------

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1:               COLUMN 2:     COLUMN 3:   COLUMN 4:   COLUMN 5:    COLUMN 6:   COLUMN 7:         COLUMN 8:

                                                             Value      SHRS OR     Investment                 Voting Authority
       Name of Issuer          Title of Class     CUSIP     (x$1000)    PRN AMT     Discretion   Managers    Sole   Shared   None
3M CO                          COM              88579Y101    15,586       200,000     SHARED       1, 2              15,586
AGRIUM INC                     COM              008916108     4,724       150,000     SHARED       1, 2               4,724
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    29,841       329,084     SHARED       1, 2              29,841
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    30,456       673,500     SHARED       1, 2              30,456
AMERICAN TOWER CORP            CL A             029912201   103,163     2,767,249     SHARED       1, 2             103,163
ANADARKO PETE CORP             COM              032511107    16,799       386,000     SHARED       1, 2              16,799
ARACRUZ CELULOSE S A           SPON ADR PFD B   038496204     2,705        44,200     SHARED       1, 2               2,705
ARAMARK CORP                   CL B             038521100     1,004        30,000     SHARED       1, 2               1,004
ARBITRON INC                   COM              03875Q108     8,788       202,300     SHARED       1, 2               8,788
ARCH COAL INC                  COM              039380100     8,359       278,358     SHARED       1, 2               8,359
ATLAS AMER INC                 COM              049167109   103,972     2,039,872     SHARED       1, 2             103,972
ATLAS ENERGY RESOURCES LLC     COM              049303100     4,874       215,000     SHARED       1, 2               4,874
ATLAS PIPELINE HOLDINGS LP     COM UNITS LP     04939R108     4,140       173,300     SHARED       1, 2               4,140
BARNES & NOBLE INC             COM              067774109     3,971       100,000     SHARED       1, 2               3,971
BAXTER INTL INC                COM              071813109     7,886       170,000     SHARED       1, 2               7,886
BEAZER HOMES USA INC           COM              07556Q105     3,526        75,000     SHARED       1, 2               3,526
BED BATH & BEYOND INC          COM              075896100     3,810       100,000     SHARED       1, 2               3,810
BLOCKBUSTER INC                CL A             093679108     5,050       954,600     SHARED       1, 2               5,050
BURLINGTON NORTHN SANTA FE C   COM              12189T104    53,557       725,600     SHARED       1, 2              53,557
CAREMARK RX INC                COM              141705103    17,133       300,000     SHARED       1, 2              17,133
CENTEX CORP                    COM              152312104    19,695       350,000     SHARED       1, 2              19,695
CHARTER COMMUNICATIONS INC D   CL A             16117M107       918       300,000     SHARED       1, 2                 918
CHENIERE ENERGY INC            COM NEW          16411R208       577        20,000     SHARED       1, 2                 577
CLEVELAND CLIFFS INC           COM              185896107     3,391        70,000     SHARED       1, 2               3,391
CONOCOPHILLIPS                 COM              20825C104    73,389     1,020,000     SHARED       1, 2              73,389
CONTINENTAL AIRLS INC          CL B             210795308    20,264       491,600     SHARED       1, 2              20,264
CORNING INC                    COM              219350105     9,894       528,800     SHARED       1, 2               9,894
COVENTRY HEALTH CARE INC       COM              222862104     5,005       100,000     SHARED       1, 2               5,005
CROWN HOLDINGS INC             COM              228368106    49,629     2,372,300     SHARED       1, 2              49,629
D R HORTON INC                 COM              23331A109    17,086       645,000     SHARED       1, 2              17,086
EAGLE MATERIALS INC            COM              26969P108     4,323       100,000     SHARED       1, 2               4,323
ENERGY CONVERSION DEVICES IN   COM              292659109       869        25,573     SHARED       1, 2                 869
FRANKLIN RES INC               COM              354613101    14,697       133,400     SHARED       1, 2              14,697
GAMESTOP CORP NEW              CL B             36467W208     7,898       144,227     SHARED       1, 2               7,898
GARMIN LTD                     ORD              G37260109    14,264       256,266     SHARED       1, 2              14,264
GATX CORP                      COM              361448103     9,585       221,200     SHARED       1, 2               9,585
GLOBALSANTAFE CORP             SHS              G3930E101    27,921       475,000     SHARED       1, 2              27,921
GULFMARK OFFSHORE INC          COM              402629109     2,619        70,000     SHARED       1, 2               2,619
HARRAHS ENTMT INC              COM              413619107     1,654        20,000     SHARED       1, 2               1,654
HEALTHWAYS INC                 COM              422245100     4,070        85,300     SHARED       1, 2               4,070
HORNBECK OFFSHORE SVCS INC N   COM              440543106     2,856        80,000     SHARED       1, 2               2,856
INTL PAPER CO                  COM              460146103     6,820       200,000     SHARED       1, 2               6,820
LENNAR CORP                    CL A             526057104    15,738       300,000     SHARED       1, 2              15,738
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302     9,867       100,700     SHARED       1, 2               9,867
LSI LOGIC CORP                 COM              502161102       900       100,000     SHARED       1, 2                 900
MARTIN MARIETTA MATLS INC      COM              573284106     1,496        14,400     SHARED       1, 2               1,496
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     4,870        90,000     SHARED       1, 2               4,870
MGIC INVT CORP WIS             COM              552848103     3,127        50,000     SHARED       1, 2               3,127
MITTAL STEEL CO N V            NY REG SH CL A   60684P101     26,375      625,300     SHARED       1, 2               2,638
MOHAWK INDS INC                COM              608190104       505         6,750     SHARED       1, 2                 505
MONSANTO CO NEW                COM              61166W101     1,057        20,000     SHARED       1, 2               1,057
MOVIE GALLERY INC              COM              624581104     2,052       582,976     SHARED       1, 2               2,052
NATIONAL OILWELL VARCO INC     COM              637071101    28,161       460,300     SHARED       1, 2              28,161
NAVTEQ CORP                    COM              63936L100    14,577       416,846     SHARED       1, 2              14,577
NEWS CORP                      CL A             65248E104    31,009     1,443,600     SHARED       1, 2              31,009
NOBLE CORPORATION              SHS              G65422100    40,860       536,579     SHARED       1, 2              40,860
NRG ENERGY INC                 COM NEW          629377508    20,376       363,800     SHARED       1, 2              20,376
NTL INC DEL                    COM              62941W101    14,222       563,452     SHARED       1, 2              14,222
ORACLE CORP                    COM              68389X105    11,397       664,920     SHARED       1, 2              11,397
PEABODY ENERGY CORP            COM              704549104     1,584        39,186     SHARED       1, 2               1,584
PENTAIR INC                    COM              709631105     8,902       283,500     SHARED       1, 2               8,902
PHELPS DODGE CORP              COM              717265102    17,956       149,981     SHARED       1, 2              17,956
PILGRIMS PRIDE CORP            COM              721467108    10,348       351,600     SHARED       1, 2              10,348
PINNACLE AIRL CORP             COM              723443107     4,900       290,818     SHARED       1, 2               4,900
PMI GROUP INC                  COM              69344M101     7,076       150,000     SHARED       1, 2               7,076
PULTE HOMES INC                COM              745867101     4,140       125,000     SHARED       1, 2               4,140
QUALCOMM INC                   COM              747525103     1,134        30,000     SHARED       1, 2               1,134
QUEST DIAGNOSTICS INC          COM              74834L100     5,300       100,000     SHARED       1, 2               5,300
RESOURCE AMERICA INC           CL A             761195205    23,244       880,447     SHARED       1, 2              23,244
RTI INTL METALS INC            COM              74973W107    33,658       430,293     SHARED       1, 2              33,658
SBA COMMUNICATIONS CORP        COM              78388J106    19,581       712,037     SHARED       1, 2              19,581
SHIP FINANCE INTERNATIONAL L   SHS              G81075106    10,264       432,000     SHARED       1, 2              10,264
STEEL DYNAMICS INC             COM              858119100    12,353       380,668     SHARED       1, 2              12,353
TITANIUM METALS CORP           COM NEW          888339207     4,427       150,000     SHARED       1, 2               4,427
TRANSOCEAN INC                 ORD              G90078109    63,729       787,848     SHARED       1, 2              63,729
UAL CORP                       COM NEW          902549807     2,574        58,502     SHARED       1, 2               2,574
UNITED TECHNOLOGIES CORP       COM              913017109    54,868       877,600     SHARED       1, 2              54,868
VALASSIS COMMUNICATIONS INC    COM              918866104       951        65,600     SHARED       1, 2                 951
VULCAN MATLS CO                COM              929160109    41,784       464,941     SHARED       1, 2              41,784
WARNER CHILCOTT LIMITED        COM CL A         G9435N108     1,172        84,800     SHARED       1, 2               1,172
WELLPOINT INC                  COM              94973V107    30,469       387,200     SHARED       1, 2              30,469
XM SATELLITE RADIO HLDGS INC   CL A             983759101     2,384       165,000     SHARED       1, 2               2,384
XTO ENERGY INC                 COM              98385X106     8,940       190,000     SHARED       1, 2               8,940

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